NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Mar. 08, 2024	Oct. 18, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)			$ (50,677,413)	$ (44,604,479)	$ (36,667,468)
Cash and cash equivalents			756,580	2,821,570	11,413,759
Accumulated deficit			$ 50,677,413	$ 44,604,479	$ 36,667,468
Total assets, percent				34.00%
Common stock par value			$ 0.007	$ 0.007	$ 0.007
Exercise price			$ 3.53
Subsequent Event [Member] | Warrants And SecuritiesPurchase Agreement [Member] | Institutional Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 2,300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	1,600,000
Common stock par value	$ 0.007
Warrants to purchase common stock	1,600,000
Exercise price	$ 1.64	$ 1.50
Proceeds from direct offerings	$ 2,050,000.00